Summary of Significant Accounting Policies (Q3) (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
Angion’s condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and include the accounts of Angion, its wholly owned subsidiary, Angion Biomedica Europe Limited, which was dissolved on March 16, 2021, and its wholly owned subsidiary, Angion Pty Ltd., which was established on August 22, 2019. Angion established Angion Pty Ltd., an Australian subsidiary, for the purpose of qualifying for research credits for studies conducted in Australia. All significant intercompany balances and transactions have been eliminated in consolidation. Certain prior period amounts reported in Angion’s condensed consolidated financial statements and accompanying notes have been reclassified to conform to the current period presentation.
Angion’s significant accounting policies are described in Note 2 to its consolidated financial statements for the year ended December 31, 2021, included in its Annual Report on Form 10-K filed with the Securities and Exchange Commission (the “SEC”) on March 30, 2022 (the “Annual Report on Form 10-K”). There have been no material changes to its significant accounting policies during the nine months ended September 30, 2022.

Basis of Presentation
Angion’s consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and include the accounts of Angion, its wholly owned subsidiary, Angion Biomedica Europe Limited, which was dissolved on March 16, 2021, and its wholly owned subsidiary, Angion Pty Ltd., which was established on August 22, 2019. Angion established Angion Pty Ltd., an Australian subsidiary, for the purpose of qualifying for research credits for studies conducted in Australia. All significant intercompany balances and transactions have been eliminated in consolidation.

Unaudited Interim Financial Information
Unaudited Interim Financial Information
The condensed consolidated financial statements of Angion included herein have been prepared, without audit, pursuant to the rules and regulations of the SEC. The interim unaudited condensed consolidated financial statements have been prepared on the same basis as the audited consolidated financial statements as of and for the year ended December 31, 2021 and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary to present fairly its consolidated financial position, results of operations and comprehensive loss, and cash flows. The condensed consolidated balance sheet as of December 31, 2021 was derived from the audited financial statements as of that date. Certain information and footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted from this Quarterly Report, as is permitted by such rules and regulations. Accordingly, these condensed consolidated financial statements should be read in conjunction with the financial statements and notes thereto included in Angion’s Annual Report on Form 10-K. The results for any interim period are not necessarily indicative of results for any future period.

Segments
Segments
Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision-maker (“CODM”) in making decisions regarding resource allocation and assessing performance. Angion views its operations and manages its business as one operating segment.

Segments
Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision-maker (“CODM”) in making decisions regarding resource allocation and assessing performance. Angion views its operations and manages its business as one operating segment.

Use of Estimates
Use of Estimates
The preparation of condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. On an ongoing basis, management evaluates its estimates, including those related to the useful lives of long-lived assets, the measurement of stock-based compensation, accruals for research and development activities, income taxes and revenue recognition. Angion bases its estimates on historical experience and on other relevant assumptions that are reasonable under the circumstances. Actual results could materially differ from those estimates.

Use of Estimates
The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. On an ongoing basis, management evaluates its estimates, including those related to the useful lives of long-lived assets, the measurement of stock-based compensation, change in fair value of warrant liabilities prior to IPO, accruals for research and development activities, income taxes and revenue recognition. Angion bases its estimates on historical experience and on other relevant assumptions that are reasonable under the circumstances. Actual results could materially differ from those estimates.

Concentrations of Credit Risk and Off-Balance Sheet Risk
Concentrations of Credit Risk and Off-Balance Sheet Risk
Cash and cash equivalents are financial instruments potentially subject to concentrations of credit risk. Angion’s cash and cash equivalents are deposited in accounts at large financial institutions, and amounts may exceed federally insured limits. Angion has not experienced any losses in such accounts and believes it is not exposed to significant risk on its cash balances due to the financial position of the depository institution in which those deposits are held.
Additionally, Angion established guidelines regarding approved investments and maturities of investments, which are designed to maintain safety and liquidity.
Angion maintains its cash equivalents in securities and money market funds with original maturities less than three months.
Angion has no financial instruments with off-balance sheet risk of loss.

Concentrations of Credit Risk and Off-Balance Sheet Risk
Cash and cash equivalents are financial instruments that are potentially subject to concentrations of credit risk. Angion’s cash and cash equivalents are deposited in accounts at large financial institutions, and amounts may exceed federally insured limits. Angion has not experienced any losses in such accounts and believes it is not exposed to significant risk on its cash balances due to the financial position of the depository institution in which those deposits are held.
Additionally, Angion established guidelines regarding approved investments and maturities of investments, which are designed to maintain safety and liquidity.
Angion maintains its cash equivalents in securities and money market funds with original maturities less than three months.
Angion has no financial instruments with off-balance sheet risk of loss.

Cash and Cash Equivalents
Cash and Cash Equivalents
Angion considers all highly liquid investments with original maturities of three months or less to be cash equivalents. As of September 30, 2022 and December 31, 2021, its cash equivalents were held in institutions in the United States and include deposits in a money market fund which were unrestricted as to withdrawal or use.

Cash and Cash Equivalents
Angion considers all highly liquid investments with original maturities of three months or less to be cash equivalents. As of December 31, 2021 and 2020, Angion’s cash equivalents were held in institutions in the United States and included deposits in a money market fund which were unrestricted as to withdrawal or use.

Fair Value Measurement
Fair Value Measurement
Certain assets and liabilities are carried at fair value under GAAP. Fair value is determined using the principles of ASC 820, Fair Value Measurement. Fair value is described as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy prioritizes and defines the inputs to valuation techniques as follows:
Level 1: Observable inputs such as quoted prices in active markets.
Level 2: Inputs are observable for the asset or liability either directly or through corroboration with observable market data.
Level 3: Unobservable inputs.
The inputs used to measure the fair value of an asset or a liability are categorized within levels of the fair value hierarchy. The fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the measurement.
Angion’s cash and cash equivalents, accounts payable and accrued expenses are carried at cost, which approximates fair value due to the short-term nature of these instruments.

Fair Value Measurement
Certain assets and liabilities are carried at fair value under GAAP. Fair value is determined using the principles of ASC 820, Fair Value Measurement. Fair value is described as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy prioritizes and defines the inputs to valuation techniques as follows:
Level 1:	Observable inputs such as quoted prices in active markets.
Level 2:	Inputs are observable for the asset or liability either directly or through corroboration with observable market data.
Level 3:	Unobservable inputs.
The inputs used to measure the fair value of an asset or a liability are categorized within levels of the fair value hierarchy. The fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the measurement.
Angion’s cash and cash equivalents, accounts payable and accrued expenses are carried at cost, which approximates fair value due to the short-term nature of these instruments.

Revenue
Revenue
Angion does not have any products approved for sale and has not generated any revenue from product sales. Angion’s revenue to date has been primarily derived from government funding consisting of U.S. government grants and contracts and revenue under its license agreements.
Contract Revenue
Angion accounts for revenue earned from contracts with customers under Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASC 606”). Under ASC 606, Angion recognizes revenue when a customer obtains control of promised goods or services, in an amount that reflects the consideration which Angion expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements within the scope of ASC 606, Angion performs the following five steps:
(1)	Identify the contract(s) with a customer;
(2)	Identify the performance obligations in the contract;
(3)	Determine the transaction price;
(4)	Allocate the transaction price to the performance obligations in the contract; and
(5)	Recognize revenue when (or as) Angion satisfies a performance obligation.
At contract inception, Angion assesses the goods or services promised within each contract, whether each promised good or service is distinct, and determines those that are performance obligations. Angion then recognizes as revenue the amount of the transaction price allocated to the respective performance obligation when or as the performance obligation is satisfied.
Angion enters into agreements under which it may obtain upfront payments, milestone payments, royalty payments and other fees. Promises under these arrangements may include research licenses, research services, including selection campaign research services for certain replacement targets, the obligation to share information during the research and the participation of alliance managers and in joint research committees, joint patent committees and joint steering committees. Angion assesses these promises within the context of the agreements to determine the performance obligations.
Licenses of Intellectual Property: If a license to its intellectual property is determined to be distinct from the other promises or performance obligations identified in the arrangement, Angion recognizes revenue from non-refundable, upfront fees allocated to the license when the license is transferred to the customer and the customer is able to use and benefit from the license. For licenses bundled with other promises, Angion utilizes judgment to assess the nature of the combined performance obligation to determine whether the combined performance obligation is satisfied over time or at a point in time and, if over time, the appropriate method of measuring proportional performance for purposes of recognizing revenue from non-refundable, upfront payments. Angion evaluates the measure of proportional performance each reporting period and, if necessary, adjusts the measure of performance and related revenue recognition.
Milestone payments: Angion evaluates the probability of whether regulatory and development milestones will be reached and estimates the amounts to be included in the transaction price using the most likely amount method. Angion evaluates factors such as the scientific, clinical, regulatory, commercial and other risks that must be overcome to achieve the particular milestone in making this assessment. If it is probable a significant revenue reversal would not occur, the associated milestone value is included in the transaction price. At the end of each reporting period, Angion re-evaluates the probability of achievement of milestones and any related constraint, and if necessary, adjust the estimate of the overall transaction price.
Sales-based milestones and royalties: For sales-based royalties, including milestone payments based on the level of sales, Angion determines whether the sole or predominant item to which the royalties relate is a license. When the license is the sole or predominant item to which the sales-based royalty relates, Angion recognizes revenue at the later of: (i) when the related sales occur, or (ii) when the performance obligation to which some or all of the royalty has been allocated has been satisfied (or partially satisfied). To date, Angion has not recognized any sales-based royalty revenue resulting from any license agreement.
Deferred revenue, which is a contract liability, represents amounts received by Angion for which the related revenues have not been recognized because one or more of the revenue recognition criteria have not been met. The current portion of deferred revenue represents the amount expected to be recognized within one year from the consolidated balance sheet date based on the estimated performance period of the underlying performance obligation. The noncurrent portion of deferred revenue represents amounts expected to be recognized after one year from the condensed consolidated balance sheet date through the end of the performance period of the performance obligation.
Grant Revenue
Angion concluded its government grants are not within the scope of ASC 606 as they do not meet the definition of a contract with a customer. Angion has concluded the grants meet the definition of a contribution and are non-reciprocal transactions, and has also concluded Subtopic 958-605, Not-for-Profit-Entities-Revenue Recognition, does not apply, as Angion is a business entity and the grants are with governmental agencies.
In the absence of applicable guidance under GAAP, Angion developed a policy recognizing grant revenue when the allowable costs are incurred and the right to payment is realized.
Angion believes this policy is consistent with the overarching premise in ASC 606, to ensure revenue recognition reflects the transfer of promised goods or services to customers in an amount reflecting the consideration Angion expects to be entitled to in exchange for those goods or services, even though there is no exchange as defined in ASC 606. Angion believes the recognition of revenue as costs are incurred and amounts become realizable is analogous to the concept of transfer of control of a service over time under ASC 606.

Revenue
Angion does not have any products approved for sale and has not generated any revenue from product sales. Angion’s revenue to date has been primarily derived from government funding consisting of U.S. government grants and contracts, and revenue under its license agreements.
Contract Revenue
Angion accounts for revenue earned from contracts with customers under Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASC 606”). Under ASC 606, Angion recognizes revenue when a customer obtains control of promised goods or services, in an amount that reflects the consideration which Angion expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements within the scope of ASC 606, Angion performs the following five steps:
(1)	Identify the contract(s) with a customer;
(2)	Identify the performance obligations in the contract;
(3)	Determine the transaction price;
(4)	Allocate the transaction price to the performance obligations in the contract; and
(5)	Recognize revenue when (or as) Angion satisfies a performance obligation.
At contract inception, Angion assesses the goods or services promised within each contract, whether each promised good or service is distinct, and determines those that are performance obligations. Angion then recognizes as revenue the amount of the transaction price that is allocated to the respective performance obligation when or as the performance obligation is satisfied.
Angion enters into agreements under which it may obtain upfront payments, milestone payments, royalty payments and other fees. Promises under these arrangements may include research licenses, research services, including selection campaign research services for certain replacement targets, the obligation to share information during the research and the participation of alliance managers and in joint research committees, joint patent committees and joint steering committees. Angion assesses these promises within the context of the agreements to determine the performance obligations.
Licenses of Intellectual Property: If a license to its intellectual property is determined to be distinct from the other promises or performance obligations identified in the arrangement, Angion recognizes revenue from non-refundable, upfront fees allocated to the license when the license is transferred to the customer and the customer is able to use and benefit from the license. For licenses that are bundled with other promises, Angion utilizes judgment to assess the nature of the combined performance obligation to determine whether the combined performance obligation is satisfied over time or at a point in time and, if over time, the appropriate method of measuring proportional performance for purposes of recognizing revenue from non-refundable, upfront payments. Angion evaluates the measure of proportional performance each reporting period and, if necessary, adjusts the measure of performance and related revenue recognition.
Milestone payments: Angion evaluates whether the regulatory and development milestones are considered probable of being reached and estimate the amounts to be included in the transaction price using the most likely amount method. Angion evaluates factors such as the scientific, clinical, regulatory, commercial and other risks that must be overcome to achieve the particular milestone in making this assessment. If it is probable that a significant revenue reversal would not occur, the associated milestone value is included in the transaction price. At the end of each reporting period, Angion re-evaluates the probability of achievement of milestones and any related constraint, and if necessary, adjust the estimate of the overall transaction price.
Sales-based milestones and royalties: For sales-based royalties, including milestone payments based on the level of sales, Angion determines whether the sole or predominant item to which the royalties relate is a license. When the license is the sole or predominant item to which the sales-based royalty relates, Angion recognize revenue at the later of: (i) when the related sales occur, or (ii) when the performance obligation to which some or all of the royalty has been allocated has been satisfied (or partially satisfied). To date, Angion has not recognized any sales-based royalty revenue resulting from any license agreement.
Deferred revenue, which is a contract liability, represents amounts received by Angion for which the related revenues have not been recognized because one or more of the revenue recognition criteria have not been met. The current portion of deferred revenue represents the amount expected to be recognized within one year from the consolidated balance sheet date based on the estimated performance period of the underlying performance obligation. The noncurrent portion of deferred revenue represents amounts expected to be recognized after one year through the end of the performance period of the performance obligation.
Grant Revenue
Angion concluded that its government grants are not within the scope of ASC Topic 606 as they do not meet the definition of a contract with a customer. Angion has concluded that the grants meet the definition of a contribution and are non-reciprocal transactions, and has also concluded that Subtopic 958-605, Not-for-Profit-Entities-Revenue Recognition, does not apply, as Angion is a business entity and the grants are with governmental agencies.
In the absence of applicable guidance under GAAP, Angion developed a policy for the recognition of grant revenue when the allowable costs are incurred and the right to payment is realized.
Angion believes this policy is consistent with the overarching premise in ASC Topic 606, to ensure that revenue recognition reflects the transfer of promised goods or services to customers in an amount that reflects the consideration that Angion expects to be entitled to in exchange for those goods or services, even though there is no exchange as defined in ASC Topic 606. Angion believes the recognition of revenue as costs are incurred and amounts become realizable is analogous to the concept of transfer of control of a service over time under ASC Topic 606.

Research and Development
Research and Development
Research and development costs include, but are not limited to, payroll and personnel expenses, laboratory supplies, preclinical studies, compound manufacturing costs, consulting costs and allocated overhead, including rent, equipment, depreciation and utilities. Research and development costs may be offset by research and development refundable tax rebates received by Angion’s wholly-owned Australian subsidiary.
Angion has agreements with various Contract Research Organizations (“CROs”) and third-party vendors. Research and development accruals of amounts due to the CRO are estimated based on the level of services performed, progress of the studies, including the phase or completion of events, and contracted costs. The estimated costs of research and development provided, but not yet invoiced, are included in accrued expenses on the condensed consolidated balance sheet. Payments made to CROs under such arrangements in advance of the performance of the related services are recorded as prepaid expenses and other current assets until the services are rendered. Angion makes judgments and estimates in determining the accrued expenses balance in each reporting period. As actual costs become known, Angion adjusts its accrued expenses. For the three and nine months ended September 30, 2022 and 2021, Angion has not experienced any material differences between accrued costs and actual costs incurred.

Research and Development
Research and development costs include, but are not limited to, payroll and personnel expenses, laboratory supplies, preclinical studies, compound manufacturing costs, consulting costs and allocated overhead, including rent, equipment, depreciation and utilities. Research and development cost maybe offset by research and development refundable tax rebates received by Angion’s wholly-owned Australian subsidiary.
Angion has agreements with various Contract Research Organizations (“CROs”) and third-party vendors. Research and development accruals of amounts due to the CRO are estimated based on the level of services performed, progress of the studies, including the phase or completion of events, and contracted costs. The estimated costs of research and development provided, but not yet invoiced, are included in accrued liabilities on the consolidated balance sheet. Payments made to CROs under such arrangements in advance of the performance of the related services are recorded as prepaid expenses and other current assets until the services are rendered. Angion makes judgments and estimates in determining the accrued expenses balance in each reporting period. As actual costs become known, Angion adjusts its accrued expenses. For the years ended December 31, 2021 and 2020, Angion has not experienced any material differences between accrued costs and actual costs incurred.

Advertising Costs	Advertising Costs Advertising costs are expensed as incurred. For the three and nine months ended September 30, 2022 and 2021, advertising costs were not material.	Advertising Costs Advertising costs are expensed as incurred. For the years ended December 31, 2021 and 2020, advertising costs were not significant.
Net Loss Per Share
Net Loss Per Share
Basic net loss per share of common stock is computed by dividing net loss attributable to common stockholders by the weighted average number of shares of common stock outstanding for the period. Diluted net loss per share excludes the potential impact of common stock options, warrants and unvested shares of restricted stock and restricted stock units because their effect would be anti-dilutive due to Angion’s net loss. Since Angion had net losses for the three and nine months ended September 30, 2022 and 2021, basic and diluted net loss per common share are the same.

Net Loss Per Share
Basic net loss per share of common stock is computed by dividing net loss attributable to common stockholders by the weighted average number of shares of common stock outstanding for the period. Diluted net loss per share excludes the potential impact of convertible preferred stock, common stock options, warrants and unvested shares of restricted stock and restricted stock units because their effect would be anti-dilutive due to Angion’s net loss. Since Angion had net losses for the years ended December 31, 2021 and 2020, basic and diluted net loss per common share are the same.

Recently Issued Accounting Pronouncements Not Yet Adopted
Recently Issued Accounting Pronouncements Not Yet Adopted
In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments-Credit Losses (Topic 326) Measurement of Credit Losses on Financial Instruments (ASU No. 2016-13), which requires an entity to utilize a new impairment model known as the current expected credit loss (“CECL”) model to estimate its lifetime “expected credit loss” and record an allowance that, when deducted from the amortized cost basis of the financial assets and certain other instruments, including but not limited to, available-for-sale debt securities. Credit losses relating to available-for-sale debt securities will be recorded through an allowance for credit losses rather than as a direct write-down to the security. As an emerging growth company, ASU No. 2016-13 is effective for Angion for fiscal years beginning after December 15, 2022, with early adoption permitted. Angion is currently evaluating the impact of the adoption of ASU No. 2016-13 on its condensed consolidated financial statements.

Recently Adopted Accounting Pronouncements
In August 2020, the FASB issued ASU No. 2020-06, Debt-Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which simplifies accounting for convertible instruments by removing major separation models required under current U.S. GAAP. ASU No. 2020-06 removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception and it also simplifies the diluted earnings per share calculation in certain areas. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2021. Early adoption is permitted for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. Angion adopted this standard as of January 1, 2021, which did not have material impact on its consolidated financial statements and related disclosures.
In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740)-Simplifying the Accounting for Income Taxes (ASU 2019-12), which is intended to simplify accounting for income taxes. It removes certain exceptions to the general principles in Topic 740 and amends existing guidance to improve consistent application. ASU 2019-12 was effective for Angion for fiscal years beginning after December 15, 2020, including interim periods therein. Angion adopted this standard as of January 1, 2021, which did not have material impact on its consolidated financial statements and related disclosures.
In January 2020, the FASB issued ASU No. 2020-01, Investments-Equity Securities (Topic 321), Investments-Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815)-Clarifying the Interactions between Topic 321, Topic 323, and Topic 815 (a consensus of the Emerging Issues Task Force). This update clarifies whether an entity should consider observable transactions that require it to either apply or discontinue the equity method of accounting for the purposes of applying the measurement alternative and how to account for certain forward contracts and purchased options to purchase securities. For public entities, this guidance was effective for fiscal years beginning after December 15, 2020. Angion adopted this standard as of January 1, 2021, which did not have material impact on its consolidated financial statements and related disclosures.
In October 2020, the FASB issued ASU No. 2020-10, Codification Improvements. ASU 2020-10 provides amendments to a wide variety of topics in the FASB’s Accounting Standards Codification, which applies to all reporting entities within the scope of the affected accounting guidance. ASU 2020-10 was effective for Angion for fiscal years beginning after December 15, 2020, including interim periods therein. Angion adopted this standard as of January 1, 2021, which did not have material impact on its consolidated financial statements and related disclosures.
In November 2021, the FASB issued Accounting Standards Update (ASU) 2021-10, Government Assistance (Topic 832): Disclosures by Business Entities about Government Assistance. ASU 2021-10 requires business entities to disclose, in notes to their financial statements, information about certain types of government assistance they receive. ASU 2021-10 also adds a new Topic 832, Government Assistance, to the FASB’s Codification. ASU 2021-10
is effective for financial statements of all entities, including private companies, for annual periods beginning after December 15, 2021, with early application permitted. Angion adopted this standard as of January 1, 2021, which did not have material impact on its consolidated financial statements and related disclosures.
Recently Issued Accounting Pronouncements Not Yet Adopted
In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments-Credit Losses (Topic 326) Measurement of Credit Losses on Financial Instruments (ASU No. 2016-13), which requires an entity to utilize a new impairment model known as the current expected credit loss (“CECL”) model to estimate its lifetime “expected credit loss” and record an allowance that, when deducted from the amortized cost basis of the financial assets and certain other instruments, including but not limited to available-for-sale debt securities. Credit losses relating to available-for-sale debt securities will be recorded through an allowance for credit losses rather than as a direct write-down to the security. As an emerging growth company, ASU No. 2016-13 is effective for Angion for fiscal years beginning after December 15, 2022, with early adoption permitted. Angion is currently evaluating the impact of the adoption of ASU No. 2016-13 on its consolidated financial statements.